UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2009

Date of reporting period:	SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2009

Fair
Shares	Common Stocks	Value

	Electronic - Display 23.50%
993,474	E Ink Corporation (Illiquid)	$397,489

	Telecom Equipment 0.08%
54,000	Vertical Communications, Inc.	1,296

	Total Common Stocks 23.58% (cost $82,190)	398,785

		Fair
Shares	Preferred Stocks	Value

	Data Security 15.05%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	$254,668

	Electronic - Display 34.39%
549,484	E Ink Corporation Series A (Illiquid)	219,848
904,490	E Ink Corporation Series B (Illiquid)	361,887
		581,735

	Telecom Equipment 0.01%
100	Vertical Communications, Inc. 10% convertible	45
22	Vertical Communications, Inc. 10% convertible	106
		151

	Total Preferred Stocks 49.45% (cost $684,034)	836,554

	TOTAL INVESTMENTS 73.03% (cost $766,224)	$1,235,339

	All percentages are relative to Partners' Capital.

	All securities are non-income producing.

See the accompanying Notes to the Financial Statements.

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SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2009

% of
Partners'
Industry Concentration	Total	Capital

Data Security	$254,668	15.05
Electronic - Display	979,224	57.89
Telecom Equipment	1,447	0.09

TOTAL PORTFOLIO	$1,235,339	73.03%

See the accompanying Notes to the Financial Statements.

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Item 2.                                Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.                                Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: November 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date:  November 11, 2009

By:              __/s/Rose M. Carling ______________
Rose M. Carling, Principal Financial Officer

Date:  November 11, 2009